Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2013	2014
			US$ (Note 2(c))
Computers and equipment	25,307,217	43,961,251	7,085,268
Leasehold improvements	19,649,572	43,684,247	7,040,623
Furniture and fixtures	3,212,488	6,342,892	1,022,289
Software	3,537,387	11,919,553	1,921,083
Subtotal	51,706,664	105,907,943	17,069,262
Less: Accumulated depreciation	(26,855,361)	(36,542,052)	(5,889,510)
Property and equipment subject to depreciation	24,851,303	69,365,891	11,179,752
Construction in progress	—	2,944,399	474,551
Total	24,851,303	72,310,290	11,654,303